COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Office lease commitments

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. Additionally, the Company may choose an early termination in November 2019. On September 1, 2014, the Company moved all of its Israeli personnel to Holon.

Additionally, two of the Company's subsidiaries in the U.S., lease their offices in San-Francisco, CA and in Redmond, WA. The lease agreements expire in December 2019 and December 2015, respectively.

Furthermore, the Company leases motor vehicles for employees under operating lease agreements.

Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of December 31, 2014 are as follows:

$

2015	2,547
2016	2,117
2017	2,168
2018	2,179
Thereafter	11,457

20,468

Expenses of lease facilities from continued operations in the years 2012, 2013 and 2014 were $746, $940 and $1,166 , respectively. Expenses for the car leases from continued operations in the years 2012, 2013 and 2014 were $480, $545 and $1,163 , respectively.

b.	Contingent purchase obligation

On November 30, 2012, the Company completed the acquisition of 100% of Sweet IM's shares. Pursuant to the terms of the Share Purchase Agreement (“SPA”) between the Company and SweetIM, the Company was obligated to pay SweetIM's shareholders, among other payments, a payment of up to $ 7,500 in cash in May 2014, if certain milestones were met (the “Contingent Payment”). The milestones were based on the Company's revenues in 2013, and the absence of certain changes in the industry in which the Company operates. On May 28, 2014, the Company paid $2,500 on account of the Contingent Payment. Following such payment, on June 22, 2014, SweetIM's Shareholders' representative has delivered to the Company a notice in which they claim that the Company owes SweetIM's shareholders the entire Contingent Payment. The Company believes that the claim is without merit and plans to defend against it vigorously. Until this dispute is resolved, the Company will maintain the $5,000 liability in its financial statements that was recorded at the time it entered into the SPA.

c.	Legal Matters

In November 2013, MyMail, Ltd. (“MyMail”), a non-practicing entity, filed a lawsuit in the Eastern District of Texas alleging that ClientConnect's toolbar technology infringes one of its U.S. patents issued in September 2012 and demanding an injunction and monetary payments. On November 2014, the Company filed a Petition for Inter Partes Review ("IPR") in the United States Patent & Trademark Office, challenging the validity of the asserted claims of the patent in question. On December 31, 2014, MyMail filed an unopposed motion to stay the district court case pending resolution of the Petition for IPR. On January 9, 2015, the court granted a stay pending resolution of the Petition for IPR. The Company is unable to predict the outcome or range of possible loss at this stage, believes that it has strong defenses against this lawsuit and intends to defend against it vigorously. Conduit signed an agreement with Perion, pursuant to which, Conduit will reimburse Perion for 50% of any amounts incurred by Perion with respect to the claim above.

On November 10, 2013, the Company was served with a lawsuit filed in the Tel Aviv District Court (Economic Department) against the Company and its directors by an individual claiming to be a holder of 150 Perion's ordinary shares. The plaintiff alleges certain flaws in the process, price and disclosure in connection with the ClientConnect acquisition. The plaintiff requested that the court certify the lawsuit as a valid class action, a declaratory judgment confirming the plaintiff's allegations and certain remuneration for the purported plaintiff, including legal fees. In October 2014, the Company filed an answer denying all the allegations and moving to dismiss the lawsuit. In December 2014, the Court ordered the dismissal of the case, without prejudice, at the request of the parties. Pursuant to a stipulation among the parties, the plaintiff agreed not to file another lawsuit relating to the transaction and the Company agreed not to seek the recovery of costs, fees or sanctions from the plaintiff or his attorneys in connection with the case. The Company did not pay any consideration in connection with the case or its dismissal.